Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation
S-K,
the Company is providing the following information regarding the relationship between executive compensation and the Company’s financial performance for each of the five years in the period ended December 31, 2025. In accordance with the applicable SEC rules, the adjustments described and quantified below were made to the values reported in the Summary Compensation Table for each applicable year to determine the “actual” compensation paid to our Principal Executive Officers (“PEOs”) and the average “actual” compensation paid to our other NEOs.
The following table summarizes compensation values reported in the Summary Compensation Table for our PEO and the average for our other NEOs, as compared to “compensation actually paid” or “CAP” and the Company’s financial performance for the years ended December 31, 2025, 2024, 2023, 2022 and 2021:

Year (a)	Summary Compensation Table Total for First PEO ($) (1) (b)	Compensation Actually Paid to First PEO ($) (1)(2) (c)	Summary Compensation Table Total for Second PEO ($) (1) (b)	Compensation Actually Paid to Second PEO ($) (1)(2) (c)	Summary Compensation Table Total for Third PEO ($) (1) (b)	Compensation Actually Paid to Third PEO ($) (1)(2) (c)	Summary Compensation Table Total for Fourth PEO ($) (1) (b)	Compensation Actually Paid to Fourth PEO ($) (1)(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)(2) (e)

2025	N/A	N/A	245,541	(73,321)	2,980,525	3,969,273	9,351,094	11,697,048	1,731,521	1,336,366

2024	6,198,970	2,998,527	992,928	881,144	N/A	N/A	N/A	N/A	2,334,115	1,295,762

2023	6,606,866	(724,753)	N/A	N/A	N/A	N/A	N/A	N/A	2,413,071	(346,809)

2022	12,431,348	16,164,942	N/A	N/A	N/A	N/A	N/A	N/A	4,460,153	5,687,286

2021	7,327,188	4,170,071	N/A	N/A	N/A	N/A	N/A	N/A	2,688,184	1,685,360

Year (a)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in millions) (h)	Adjusted Free Cash Flow Generation ($ in millions) (4) (i)
	TSR ($) (f)	Peer Group TSR ($) (3) (g)

2025	133.74	295.12	(494.3)	387

2024	117.84	287.82	(76.4)	447

2023	172.69	290.76	187	142

2022	229.13	279.76	382	195

2021	118.93	176.39	(183)	135

(1)
The PEOs reflected in columns (b) and (c) represent Timothy Duncan (First PEO), Joseph A. Mills (Second PEO), William S. Moss III (Third PEO) and Paul R. Goodfellow (Fourth PEO). The
non-PEO
NEOs reflected in columns (d) and (e) for each of 2021, 2022, 2023, 2024 and 2025 are as follows:

2025: Zachary B. Dailey, John B. Spath, William Langin, Sergio L. Maiworm, Jr. and Gregory M. Babcock
2024: Sergio L. Maiworm, William S. Moss III, John B. Spath, Robin Fielder and John A. Parker
2023: Sergio L. Maiworm, Jr., John A. Parker, William S. Moss III, Robin Fielder, Shannon E. Young III and Robert D. Abendschein
2022: Shannon E. Young III, Robert D. Abendschein, John A. Parker and William S. Moss III
2021: Shannon E. Young III, Robert D. Abendschein, John A. Parker and William S. Moss III

(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation
S-K
as disclosed in columns (c) and (e) for our PEOs and
Non-PEO
NEOs in 2025. Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were requ
ired to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	Mills	Moss	Goodfellow

PEO SUMMARY COMPENSATION TABLE TOTALS	$245,541	$2,980,525	$9,351,094

Add (Subtract):

Fair value of equity awards granted during the year from the Summary Compensation Table	(238,881)	(1,900,462)	(6,513,948)

Fair value at year end of equity awards granted during the year	—	2,720,005	8,859,902

Fair value at vest date for awards granted and vested during the year	—	—	—

Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—	234,133	—

Change in fair value of equity awards granted in prior years that vested during the year	—	(49,063)	—

Equity awards granted in prior years that were forfeited during the year	(79,981)	(15,865)	—

Dividends or other earnings paid on equity awards during the year	—	—	—

Total Equity Award Related Adjustments	(318,862)	988,748	2,345,954

COMPENSATION ACTUALLY PAID TOTALS	$(73,321)	$3,969,273	$11,697,048

2025

NON-PEO NEOS SUMMARY COMPENSATION TABLE TOTALS	$1,731,521

Add (Subtract):

Fair value of equity awards granted during the year from the Summary Compensation Table	(1,142,144)

Fair value at year end of equity awards granted during the year	1,000,937

Fair value at vest date of equity awards granted and vested during the year	—

Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	68,637

Change in fair value of equity awards granted in prior years that vested during the year	(19,246)

Equity awards granted in prior years that were forfeited during the year	(303,339)

Dividends or other earnings paid on equity awards during the year	—

Total Equity Award Related Adjustments	(395,155)

AVERAGE COMPENSATION ACTUALLY PAID TOTALS	$1,336,366

(3)	Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group used for purposes of Item 201(e) of Regulation S-K.

(4)
Adjusted Free Cash Flow is based on Adjusted Free Cash Flow as reported and defined in the Company’s year-end
earnings release for the applicable performance year, although for purposes of the AIP, the Compensation Committee has the authority to approve further adjustments as appropriate in light of events occurring during the applicable performance year. Adjusted Free Cash Flow for purposes of the AIP may be normalized utilizing a specified WTI realized pricing floor and realized pricing ceiling for oil and a specified Henry Hub realized pricing floor and realized pricing ceiling for gas calculated on an annual basis consistent with the applicable Form
10-K,
excluding hedges.

For purposes of determining Adjusted Free Cash Flow performance under the 2025 AIP, the Compensation Committee made further adjustments to Adjusted Free Cash Flow reported in the 2025 Earnings Release, which net reduced Adjusted Free Cash Flow for purposes of the 2025 AIP to approximately $387 million compared to $417.7 million in the 2025 Earnings Release. Please see pages 45-46 for discussion of AIP Adjustments.

Company Selected Measure Name	Adjusted Free Cash Flow
Named Executive Officers, Footnote
(1)
The PEOs reflected in columns (b) and (c) represent Timothy Duncan (First PEO), Joseph A. Mills (Second PEO), William S. Moss III (Third PEO) and Paul R. Goodfellow (Fourth PEO). The
non-PEO
NEOs reflected in columns (d) and (e) for each of 2021, 2022, 2023, 2024 and 2025 are as follows:

2025: Zachary B. Dailey, John B. Spath, William Langin, Sergio L. Maiworm, Jr. and Gregory M. Babcock
2024: Sergio L. Maiworm, William S. Moss III, John B. Spath, Robin Fielder and John A. Parker
2023: Sergio L. Maiworm, Jr., John A. Parker, William S. Moss III, Robin Fielder, Shannon E. Young III and Robert D. Abendschein
2022: Shannon E. Young III, Robert D. Abendschein, John A. Parker and William S. Moss III
2021: Shannon E. Young III, Robert D. Abendschein, John A. Parker and William S. Moss III

Peer Group Issuers, Footnote	Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group used for purposes of Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote
(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation
S-K
as disclosed in columns (c) and (e) for our PEOs and
Non-PEO
NEOs in 2025. Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were requ
ired to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	Mills	Moss	Goodfellow

PEO SUMMARY COMPENSATION TABLE TOTALS	$245,541	$2,980,525	$9,351,094

Add (Subtract):

Fair value of equity awards granted during the year from the Summary Compensation Table	(238,881)	(1,900,462)	(6,513,948)

Fair value at year end of equity awards granted during the year	—	2,720,005	8,859,902

Fair value at vest date for awards granted and vested during the year	—	—	—

Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—	234,133	—

Change in fair value of equity awards granted in prior years that vested during the year	—	(49,063)	—

Equity awards granted in prior years that were forfeited during the year	(79,981)	(15,865)	—

Dividends or other earnings paid on equity awards during the year	—	—	—

Total Equity Award Related Adjustments	(318,862)	988,748	2,345,954

COMPENSATION ACTUALLY PAID TOTALS	$(73,321)	$3,969,273	$11,697,048

Non-PEO NEO Average Total Compensation Amount	$ 1,731,521	$ 2,334,115	$ 2,413,071	$ 4,460,153	$ 2,688,184
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,336,366	1,295,762	(346,809)	5,687,286	1,685,360
Adjustment to Non-PEO NEO Compensation Footnote

2025

NON-PEO NEOS SUMMARY COMPENSATION TABLE TOTALS	$1,731,521

Add (Subtract):

Fair value of equity awards granted during the year from the Summary Compensation Table	(1,142,144)

Fair value at year end of equity awards granted during the year	1,000,937

Fair value at vest date of equity awards granted and vested during the year	—

Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	68,637

Change in fair value of equity awards granted in prior years that vested during the year	(19,246)

Equity awards granted in prior years that were forfeited during the year	(303,339)

Dividends or other earnings paid on equity awards during the year	—

Total Equity Award Related Adjustments	(395,155)

AVERAGE COMPENSATION ACTUALLY PAID TOTALS	$1,336,366

Compensation Actually Paid vs. Total Shareholder Return
CAP, COMPANY TSR AND PEER GROUP TSR
The PEOs’ and other NEOs’ CAP generally align with the Company’s TSR and Peer Group TSR over the five years presented in the table. This is primarily because a significant portion of the CAP to the PEOs and other NEOs is comprised of equity-based awards. For more detail regarding the Company’s equity awards, please see “Compensation Discussion and Analysis—Elements of Compensation for 2025 Fiscal Year—Long-Term Incentive Awards.”

Compensation Actually Paid vs. Net Income

CAP VS. NET INCOME
The PEOs’ and other NEOs’ CAP generally align with Company’s net income. While net income is not directly used in determining compensation levels or equity-based award payouts, it is factored into the calculation of Adjusted Free Cash Flow Generation, which is a performance metric under the Company’s AIP. For more detail regarding the AIP, please see “Compensation Discussion and Analysis—Elements of Compensation for 2025 Fiscal Year—Annual Incentive Plan.”

Compensation Actually Paid vs. Company Selected Measure
CAP VS. ADJUSTED FREE CASH FLOW GENERATION
The PEOs’ and other NEOs’ CAP generally align with Company’s Adjusted Free Cash Flow Generation. This is primarily due to Adjusted Free Cash Flow Generation being weighted 40% in fiscal year 2025 under the AIP. For more detail regarding Adjusted Free Cash Flow Generation and the AIP, please see “Compensation Discussion and Analysis—Elements of Compensation for 2025 Fiscal Year—Annual Incentive Plan.”

Total Shareholder Return Vs Peer Group
CAP, COMPANY TSR AND PEER GROUP TSR
The PEOs’ and other NEOs’ CAP generally align with the Company’s TSR and Peer Group TSR over the five years presented in the table. This is primarily because a significant portion of the CAP to the PEOs and other NEOs is comprised of equity-based awards. For more detail regarding the Company’s equity awards, please see “Compensation Discussion and Analysis—Elements of Compensation for 2025 Fiscal Year—Long-Term Incentive Awards.”

Tabular List, Table
Disclosure of Most Important Performance Measures for 2025 Fiscal Year
The measures listed below represent the most important financial performance measures that we used to determine CAP for fiscal year 2025. For more detail regarding these financial performance measures, please see “Compensation Discussion and Analysis—Elements of Compensation for 2025 Fiscal Year” in this Proxy Statement.

Most Important Performance Measures

Adjusted Free Cash Flow Generation

Absolute and Relative TSR

Average Daily Production

Total Shareholder Return Amount	$ 133.74	117.84	172.69	229.13	118.93
Peer Group Total Shareholder Return Amount	295.12	287.82	290.76	279.76	176.39
Net Income (Loss)	$ (494,300,000)	$ (76,400,000)	$ 187,000,000	$ 382,000,000	$ (183,000,000)
Company Selected Measure Amount	387,000,000	447,000,000	142,000,000	195,000,000	135,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow Generation
Non-GAAP Measure Description
(4)
Adjusted Free Cash Flow is based on Adjusted Free Cash Flow as reported and defined in the Company’s year-end
earnings release for the applicable performance year, although for purposes of the AIP, the Compensation Committee has the authority to approve further adjustments as appropriate in light of events occurring during the applicable performance year. Adjusted Free Cash Flow for purposes of the AIP may be normalized utilizing a specified WTI realized pricing floor and realized pricing ceiling for oil and a specified Henry Hub realized pricing floor and realized pricing ceiling for gas calculated on an annual basis consistent with the applicable Form
10-K,
excluding hedges.

For purposes of determining Adjusted Free Cash Flow performance under the 2025 AIP, the Compensation Committee made further adjustments to Adjusted Free Cash Flow reported in the 2025 Earnings Release, which net reduced Adjusted Free Cash Flow for purposes of the 2025 AIP to approximately $387 million compared to $417.7 million in the 2025 Earnings Release. Please see pages 45-46 for discussion of AIP Adjustments.

Measure:: 2
Pay vs Performance Disclosure
Name	Absolute and Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Average Daily Production
Timothy Duncan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 6,198,970	$ 6,606,866	$ 12,431,348	$ 7,327,188
PEO Actually Paid Compensation Amount		$ 2,998,527	$ (724,753)	$ 16,164,942	$ 4,170,071
PEO Name		Timothy Duncan	Timothy Duncan	Timothy Duncan	Timothy Duncan
Joseph A. Mills [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 245,541	$ 992,928
PEO Actually Paid Compensation Amount	$ (73,321)	$ 881,144
PEO Name	Joseph A. Mills	Joseph A. Mills
William S. Moss III [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,980,525
PEO Actually Paid Compensation Amount	$ 3,969,273
PEO Name	William S. Moss III
Paul R. Goodfellow [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,351,094
PEO Actually Paid Compensation Amount	$ 11,697,048
PEO Name	Paul R. Goodfellow
PEO | Joseph A. Mills [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (318,862)
PEO | Joseph A. Mills [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(238,881)
PEO | Joseph A. Mills [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Joseph A. Mills [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Joseph A. Mills [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Joseph A. Mills [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Joseph A. Mills [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(79,981)
PEO | Joseph A. Mills [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | William S. Moss III [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	988,748
PEO | William S. Moss III [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,900,462)
PEO | William S. Moss III [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,720,005
PEO | William S. Moss III [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	234,133
PEO | William S. Moss III [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | William S. Moss III [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,063)
PEO | William S. Moss III [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,865)
PEO | William S. Moss III [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Paul R. Goodfellow [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,345,954
PEO | Paul R. Goodfellow [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,513,948)
PEO | Paul R. Goodfellow [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,859,902
PEO | Paul R. Goodfellow [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Paul R. Goodfellow [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Paul R. Goodfellow [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Paul R. Goodfellow [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Paul R. Goodfellow [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(395,155)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,142,144)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,000,937
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,637
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,246)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(303,339)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0